Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company JPY (millions)	¥ 376,005	¥ 44,241	¥ 135,192
Net profit used for calculation of earnings per share JPY (millions)	¥ 376,005	¥ 44,241	¥ 135,192
Weighted-average number of ordinary shares outstanding during the year (basic) (in shares)	1,562,006	1,557,204	961,477
Dilutive effect (in shares)	11,531	9,000	5,420
Weighted-average number of ordinary shares outstanding during the year (diluted) (in shares)	1,573,537	1,566,204	966,897
Basic (in JPY per share)	¥ 240.72	¥ 28.41	¥ 140.61
Diluted (in JPY per share)	¥ 238.96	¥ 28.25	¥ 139.82
Anti-dilutive shares (in shares)	814	814	814